Class A Prospectus | SIMT Long/Short Alternative Fund
SIMT Long/Short Alternative Fund
Investment Goal
Long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A Prospectus SIMT Long/Short Alternative Fund Class A
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Prospectus SIMT Long/Short Alternative Fund Class A
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		1.41%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Class A Prospectus SIMT Long/Short Alternative Fund Class A	144	446

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal circumstances, the Fund will seek to generate capital appreciation over time by taking long and short positions with respect to investments that provide broad exposure to U.S. and non-U.S. equity markets, and, to a lesser extent U.S. fixed income markets. The Fund will seek exposure to the equity and fixed income markets through investments in index futures, exchange traded funds (ETFs) and index swaps.

The Fund will take long and short positions in an attempt to emulate the return of a model portfolio or composite of hedge funds (the "Composite") constructed by SEI Investments Management Corporation (SIMC). The Composite will primarily consist of hedge funds that implement a long/short equity investment strategy, but may include, from time to time, hedge funds that implement other equity-focused investment strategies. In general, a hedge fund that implements a long/short equity investment strategy takes (i) long positions with respect to investments that are projected to be undervalued and likely to increase in price, and (ii) short positions with respect to investments that are projected to be overvalued and likely to decrease in price. A hedge fund implementing such a strategy will often base its investment decisions on a variety of economic factors, including credit and currency indicators.

A hedge fund typically takes long and short positions with respect to individual issuers, but the Fund will not seek to emulate the portion of the return associated with such individual security selection. Rather, the Fund will invest based on the theory that the returns of the individual hedge funds comprising the Composite are driven to a significant extent by dynamic exposure to the broader equity markets, as well as, to a lesser degree, exposure to credit, interest rate and currency markets (each market a "Factor", and collectively "Factors").

Under the general supervision of SIMC, the Fund's Sub-Adviser will select the Fund's investments pursuant to the following investment process. First, the Sub-Adviser will seek to deconstruct and isolate the Factors, as well their relative weightings, that materially contribute to the Composite's aggregate return. The Sub-Adviser will do so using a quantitative analysis of the historical return information of the hedge funds comprising the Composite, based on information made available through third party databases and other resources. The Sub-Adviser will then select, and will take long and short positions in, investments that it believes will provide similar performance to the weighted Factors of the Composite's aggregate return.

The Sub-Adviser will analyze and rebalance the Fund's portfolio at least monthly. The Fund may also trade more frequently, including daily, due to cash flows and extreme market fluctuations, as well as changes in the Composite.

In the aggregate, the Fund expects to have net long exposure to both the equity and fixed income markets, which the Fund may adjust over time as a result of market conditions. Exposure to fixed income and currency markets may reduce volatility within the portfolio and serve to hedge equity exposure. The Fund may invest in futures, ETFs and swaps that provide exposure to the returns of equity markets comprised of: common stocks, preferred stocks, depositary receipts, rights, warrants and real estate investment trusts (REITs). These equity securities may be of U.S. and non-U.S. issuers, including emerging market issuers, of various market capitalizations and industries.

The Fund may also invest in futures, ETFs and swaps that provide exposure to the returns of U.S. fixed income markets composed of: U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), asset-backed securities, mortgage-backed securities (including commercial mortgage-backed securities and through TBA transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. These fixed-income securities may be investment and non-investment grade (also known as "high yield" securities or "junk bonds") and of any duration or maturity. The Fund may also invest in currency futures.

In addition, the Fund may also invest in cash equivalents to serve as collateral for derivative positions or as a result of a decrease in market exposure. Cash equivalents include, but are not limited to, U.S. Treasury obligations, money market instruments and money market funds.

The Fund will not make any direct investments in hedge funds.

SIMC generally expects that investment decisions will be based on the Sub-Adviser's analysis of the Composite, but SIMC or the Sub-Adviser may make investment decisions independent of such analysis. For instance, SIMC or the Sub-Adviser may reduce market exposure under certain unusual or adverse market conditions, including as a defensive strategy during times of increased market volatility.

The Fund is non-diversified, which means that it may invest in instruments that represent exposure to relatively few issuers.

Principal Risks

The success of the strategy depends on both SIMC's construction of the Composite and the Sub-Adviser's ability to select investments that will emulate the aggregate performance of the Composite. The methodology by which SIMC selects and weights hedge funds for the Composite may not achieve the desired results and may cause the Fund to lose money or underperform other comparable mutual funds. Similarly, the methodology by which the Sub-Adviser selects investments may not achieve the desired results and the performance of the Fund's portfolio may materially deviate from, and substantially underperform, the aggregate returns of the Composite.

The Fund is intended to be only one component of an investor's broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund. The Fund may invest, directly or indirectly, in a broad arrange of asset classes, securities and other investments to achieve its investment strategy. The principal risks of the investment strategy, as well as those associated with making investments in such asset classes, securities and other investments are set forth below.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in U.S. or abroad.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund is expected to implement the majority of its investment strategies through the use of derivative instruments, including futures contracts (primarily futures on equity or fixed income indices) and swaps (primarily swaps on equity or fixed income indices). The Fund's use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities and futures contracts linked to US Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities.

Investment Style — Investment style risk is the risk that the Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Short-selling Risk — "Shorting" provides profit from any decline in the price of the security while losses result from any increase in its price. Short-selling exposes investors to potential losses that may be unlimited. In addition, shorting a future contract may require posting only a margin that may amount to less than notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.